UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-42

DWS Portfolio Trust

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 01/31

Date of reporting period: 10/31/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of October 31, 2009 (Unaudited)

DWS Core Plus Income Fund

	Principal Amount ($) (a)	Value ($)

Corporate Bonds 27.0%
Consumer Discretionary 2.4%
Comcast Cable Holdings LLC:
9.875%, 6/15/2022	475,000	596,856
10.125%, 4/15/2022	675,000	862,080
DirecTV Holdings LLC, 144A, 4.75%, 10/1/2014	2,000,000	2,040,346
News America, Inc., 6.4%, 12/15/2035	990,000	989,912
TCI Communications, Inc., 8.75%, 8/1/2015	402,000	479,295
Time Warner Cable, Inc.:
6.2%, 7/1/2013	250,000	273,884
6.75%, 7/1/2018	650,000	715,562
6.75%, 6/15/2039	600,000	635,471
Viacom, Inc., 6.75%, 10/5/2037	570,000	595,305

Yum! Brands, Inc., 6.875%, 11/15/2037	2,070,000	2,257,527

		9,446,238
Consumer Staples 1.9%
Anheuser-Busch InBev Worldwide, Inc., 144A, 7.75%, 1/15/2019	2,000,000	2,330,628
ConAgra Foods, Inc., 7.0%, 4/15/2019	1,200,000	1,399,588
CVS Caremark Corp.:
6.125%, 9/15/2039	1,200,000	1,212,241
6.25%, 6/1/2027	1,027,000	1,063,655
Dr. Pepper Snapple Group, Inc., 6.12%, 5/1/2013	1,250,000	1,369,142

		7,375,254
Energy 2.6%
Anadarko Petroleum Corp., 6.45%, 9/15/2036	900,000	936,402
Cenovus Energy, Inc.:
144A, 5.7%, 10/15/2019	474,000	492,508
144A, 6.75%, 11/15/2039	790,000	863,089
DCP Midstream LLC, 144A, 9.75%, 3/15/2019	980,000	1,170,759
Devon Energy Corp., 6.3%, 1/15/2019	1,900,000	2,103,788
Enterprise Products Operating LLC:
6.125%, 10/15/2039	1,190,000	1,192,388
Series L, 6.3%, 9/15/2017	980,000	1,075,734
Kinder Morgan Energy Partners LP, 5.625%, 2/15/2015	585,000	627,701
ONEOK Partners LP, 8.625%, 3/1/2019	1,520,000	1,820,632

		10,283,001
Financials 12.4%
American Express Co., 7.0%, 3/19/2018	2,723,000	3,009,498
Bank of America Corp.:
5.75%, 12/1/2017	1,780,000	1,809,918
6.5%, 8/1/2016	520,000	556,333
7.625%, 6/1/2019	3,065,000	3,536,737
Barclays Bank PLC:
Series 1, 5.0%, 9/22/2016	670,000	684,722
5.2%, 7/10/2014	830,000	885,048
BB&T Corp., 6.85%, 4/30/2019	990,000	1,113,506
Capital One Bank USA NA, 8.8%, 7/15/2019	1,500,000	1,776,630
Citigroup, Inc.:
6.125%, 5/15/2018	3,500,000	3,542,179
8.125%, 7/15/2039	1,715,000	1,995,680
8.5%, 5/22/2019	330,000	385,739
Commonwealth Bank of Australia, 144A, 5.0%, 10/15/2019	750,000	753,365
ESI Tractebel Acquisition Corp., Series B, 7.99%, 12/30/2011	272,000	272,000
General Electric Capital Corp.:
5.625%, 5/1/2018	2,090,000	2,151,028
6.0%, 8/7/2019	955,000	1,003,790
Hartford Financial Services Group, Inc., 5.95%, 10/15/2036	810,000	667,980
Holcim US Finance Sarl & Cie SCS, 144A, 6.0%, 12/30/2019	785,000	809,493
JPMorgan Chase & Co., 6.3%, 4/23/2019	1,860,000	2,041,365
KazMunaiGaz Finance Sub BV:
Series 1, REG S, 8.375%, 7/2/2013	210,000	222,075
144A, 11.75%, 1/23/2015	2,800,000	3,346,000
MetLife, Inc., Series A, 6.817%, 8/15/2018	1,100,000	1,231,750
Morgan Stanley:
Series F, 6.625%, 4/1/2018	1,375,000	1,473,777
7.3%, 5/13/2019	1,320,000	1,478,923
PNC Bank NA, 6.875%, 4/1/2018	700,000	747,549
Principal Financial Group, Inc., 7.875%, 5/15/2014	1,690,000	1,895,276
Prudential Financial, Inc.:

Series B, 5.1%, 9/20/2014		900,000	927,206
7.375%, 6/15/2019		325,000	363,114
Red Arrow International Leasing PLC, "A", 8.375%, 6/30/2012	RUB	6,532,605	212,654
Royal Bank of Scotland PLC, 144A, 4.875%, 8/25/2014		2,100,000	2,137,302
Simon Property Group LP, (REIT), 6.75%, 5/15/2014		665,000	715,547
Telefonica Emisiones SAU, 5.877%, 7/15/2019		930,000	1,005,210
The Goldman Sachs Group, Inc., 5.95%, 1/15/2027		2,520,000	2,456,267
Toll Brothers Finance Corp., 8.91%, 10/15/2017		950,000	1,080,551
Wachovia Corp., Series G, 5.5%, 5/1/2013		1,980,000	2,121,051

			48,409,263
Health Care 2.4%
Express Scripts, Inc.:
6.25%, 6/15/2014		1,040,000	1,142,693
7.25%, 6/15/2019		315,000	365,416
HCA, Inc., 144A, 8.5%, 4/15/2019		1,130,000	1,197,800
McKesson Corp., 7.5%, 2/15/2019		1,000,000	1,176,390
Medco Health Solutions, Inc., 7.25%, 8/15/2013		2,000,000	2,243,166
Merck & Co., Inc.:
5.0%, 6/30/2019		1,333,000	1,418,681
5.85%, 6/30/2039		303,000	329,684
Quest Diagnostics, Inc., 6.95%, 7/1/2037		1,165,000	1,328,940

			9,202,770
Industrials 1.3%
Allied Waste North America, Inc., 6.875%, 6/1/2017		3,000,000	3,180,000
Waste Management, Inc., 6.375%, 3/11/2015		1,700,000	1,892,173

			5,072,173
Materials 1.1%
Corporacion Nacional del Cobre - Codelco, REG S, 7.5%, 1/15/2019		1,750,000	2,078,897
Dow Chemical Co., 5.9%, 2/15/2015		2,200,000	2,275,894
Pliant Corp., 11.85%, 6/15/2009 *		5	4

			4,354,795
Telecommunication Services 2.1%
American Tower Corp., 144A, 4.625%, 4/1/2015		1,600,000	1,618,984
CenturyTel, Inc.:
Series Q, 6.15%, 9/15/2019		560,000	562,331
Series P, 7.6%, 9/15/2039		675,000	660,425
Frontier Communications Corp., 8.125%, 10/1/2018		2,750,000	2,760,313
Qwest Communications International, Inc., 144A, 8.0%, 10/1/2015		2,500,000	2,481,250
Verizon Communications, Inc., 5.25%, 4/15/2013		100,000	108,548

			8,191,851
Utilities 0.8%
DTE Energy Co., 7.625%, 5/15/2014		420,000	463,497
Energy Future Competitive Holdings Co., 7.48%, 1/1/2017		80,364	46,853
FirstEnergy Solutions Corp., 144A, 6.8%, 8/15/2039		444,000	461,023
Majapahit Holding BV, REG S, 7.75%, 10/17/2016		300,000	313,338
Sempra Energy, 6.5%, 6/1/2016		1,700,000	1,867,052

			3,151,763

Total Corporate Bonds (Cost $96,577,593)			105,487,108
Mortgage-Backed Securities Pass-Throughs 34.8%
Federal Home Loan Mortgage Corp.:
5.0%, 2/1/2021		3,326,430	3,544,077

5.355% **, 9/1/2038		1,542,708	1,638,995
6.0%, 2/1/2036		8,685,285	9,285,453
6.5%, 12/1/2036		3,243,084	3,477,827
7.0%, 1/1/2038		858,758	934,570
Federal National Mortgage Association:
4.427% **, 3/1/2036		2,874,199	3,016,319
4.5%, with various maturities from 4/1/2020 until 5/1/2038 (b)		24,624,762	25,006,042
5.0%, with various maturities from 8/1/2020 until 5/1/2036		14,955,069	15,561,075
5.451% **, 1/1/2038		1,742,697	1,854,339
5.5%, with various maturities from 12/1/2024 until 7/1/2037		28,842,289	30,488,850
5.526% **, 8/1/2037		1,785,583	1,866,951
6.0%, with various maturities from 11/1/2035 until 2/1/2037 (b)		14,779,945	15,742,900
6.5%, with various maturities from 9/1/2016 until 9/1/2038		808,432	870,463
7.0%, 4/1/2038		1,561,603	1,705,320
8.0%, 9/1/2015		327,274	357,312
Government National Mortgage Association:
5.0%, 12/1/2037 (b)		10,000,000	10,389,062
5.5%, 6/1/2036 (b)		10,000,000	10,555,469

Total Mortgage-Backed Securities Pass-Throughs (Cost $131,818,425)			136,295,024
Asset-Backed 1.0%
Credit Card Receivables
MBNA Credit Card Master Note Trust, "A", Series 2002-A2, 5.6%, 7/17/2014 (Cost $3,718,764)	EUR	2,620,000	3,969,936
Commercial Mortgage-Backed Securities 5.4%
Banc of America Commercial Mortgage, Inc.:
"A4", Series 2006-6, 5.356%, 10/10/2045		280,000	247,946
"A4", Series 2007-3, 5.837% **, 6/10/2049		2,045,277	1,716,285
"H", Series 2007-3, 144A, 5.837% **, 6/10/2049		1,875,000	139,373
"A4", Series 2007-2, 5.867% **, 4/10/2049		4,500,000	3,966,478
"A4", Series 2007-4, 5.935% **, 2/10/2051		1,600,000	1,487,150
Greenwich Capital Commercial Funding Corp.:
"A5", Series 2005-GG5, 5.224%, 4/10/2037		3,200,000	3,092,527
"A4", Series 2007-GG9, 5.444%, 3/10/2039		1,087,000	969,976
JPMorgan Chase Commercial Mortgage Securities Corp.:
"F", Series 2007-LD11, 5.818% **, 6/15/2049		1,660,000	257,298
"H", Series 2007-LD11, 144A, 5.818% **, 6/15/2049		2,910,000	488,651
"J", Series 2007-LD11, 144A, 5.818% **, 6/15/2049		1,000,000	107,501
"K", Series 2007-LD11, 144A, 5.818% **, 6/15/2049		2,380,000	195,206
LB-UBS Commercial Mortgage Trust, "A4", Series 2007-C6, 5.858%, 7/15/2040		4,000,000	3,433,959
Merrill Lynch Mortgage Trust, "ASB", Series 2007-C1, 5.829% **, 6/12/2050		1,810,000	1,634,719
Wachovia Bank Commercial Mortgage Trust, "ABP", Series 2007-C32, 5.74% **, 6/15/2049		3,395,000	3,222,826

Total Commercial Mortgage-Backed Securities (Cost $26,929,992)			20,959,895
Collateralized Mortgage Obligations 2.0%
CS First Boston Mortgage Securities Corp., "10A3", Series 2005-10, 6.0%, 11/25/2035		503,798	338,265
Federal Home Loan Mortgage Corp.:
"QM", Series 2628, 4.5%, 11/15/2031		2,351,694	2,440,961
"VA", Series 3451, 5.0%, 4/15/2019		2,408,816	2,560,207
Federal National Mortgage Association, "PG", Series 2002-3, 5.5%, 2/25/2017		2,425,066	2,574,749

Total Collateralized Mortgage Obligations (Cost $7,494,791)			7,914,182

Government & Agency Obligations 17.8%
Other Government Related 4.0%
American Express Bank, FSB, FDIC Guaranteed, 3.15%, 12/9/2011		3,000,000	3,125,055
Citigroup, Inc., FDIC Guaranteed, 2.125%, 4/30/2012		3,000,000	3,057,471
John Deere Capital Corp., Series D, FDIC Guaranteed, 2.875%, 6/19/2012		4,000,000	4,143,764
Regions Bank, FDIC Guaranteed, 3.25%, 12/9/2011		5,000,000	5,213,450

			15,539,740
Sovereign Bonds 4.1%
Government of Ukraine:
REG S, 6.58%, 11/21/2016		2,000,000	1,470,200
REG S, 6.75%, 11/14/2017		990,000	725,274
Republic of Argentina:
GDP Linked Note, 12/15/2035		1,540,000	84,682
8.28%, 12/31/2033		2,506,349	1,766,977
Republic of Egypt:
REG S, 8.75%, 7/18/2012	EGP	100,000	18,728
9.1%, 9/20/2012	EGP	850,000	155,075
Republic of El Salvador, REG S, 8.25%, 4/10/2032		150,000	153,000
Republic of Ghana, REG S, 8.5%, 10/4/2017		230,000	227,700
Republic of Indonesia, REG S, 8.5%, 10/12/2035		220,000	260,700
Republic of Panama:
7.125%, 1/29/2026		330,000	363,000
7.25%, 3/15/2015		300,000	333,750
8.875%, 9/30/2027		100,000	126,000
Republic of Peru:
6.55%, 3/14/2037		2,900,000	3,016,000
7.125%, 3/30/2019		1,900,000	2,156,500
Republic of Philippines, 7.75%, 1/14/2031		100,000	112,750
Republic of Poland, 6.375%, 7/15/2019		545,000	600,132
Republic of Serbia, REG S, Step-up Coupon, 3.75% to 11/1/2009, 6.75% to 11/1/2024		270,000	264,600
Republic of Uruguay, 6.875%, 9/28/2025		2,000,000	2,070,000
Republic of Venezuela, REG S, 7.75%, 10/13/2019		2,000,000	1,315,000
Russian Federation, REG S, 7.5%, 3/31/2030		48,000	53,405
State of Qatar, REG S, 9.75%, 6/15/2030		410,000	602,700

			15,876,173
US Government Sponsored Agency 0.9%
Federal National Mortgage Association, 6.625%, 11/15/2030		2,715,000	3,407,708
US Treasury Obligations 8.8%
US Treasury Bill, 0.19% ***, 3/18/2010 (c)		2,563,000	2,561,982
US Treasury Bonds:
3.5%, 2/15/2039		1,000,000	876,562
4.75%, 2/15/2037		4,000,000	4,337,500
6.0%, 2/15/2026		5,000,000	6,116,405

US Treasury Notes:
2.375%, 9/30/2014		8,000,000	8,031,840
3.125%, 5/15/2019		13,000,000	12,721,722

			34,646,011

Total Government & Agency Obligations (Cost $69,732,484)			69,469,632
Loan Participations and Assignments 0.3%
Sovereign Loans
Export-Import Bank of Ukraine, 7.65%, 9/7/2011		120,000	105,600
Gazprom, 144A, 8.125%, 7/31/2014		705,000	744,691

Gazprombank, 7.25%, 2/22/2010				RUB	2,400,000	81,441
Russian Agricultural Bank, REG S, 7.75%, 5/29/2018					255,000	271,894

Total Loan Participations and Assignments (Cost $1,176,854)						1,203,626
Municipal Bonds and Notes 4.1%
Detroit, MI, Capital Improvement, Series A-1, 4.96%, 4/1/2020 (d)					3,325,000	2,106,288
Jicarilla, NM, Sales & Special Tax Revenue, Apache Nation Revenue, 144A, 5.2%, 12/1/2013					3,555,000	3,479,314
La Quinta, CA, Redevelopment Agency Tax Allocation, Redevelopment Project Area No. 1, 6.24%, 9/1/2023 (d)					915,000	913,225
McLennan County, TX, General Obligation, Junior College, 5.0%, 8/15/2032 (d)					985,000	1,008,847
Oklahoma, University Revenues, Health Science Center, Series B, 6.634%, 7/1/2024					2,365,000	2,661,216
Palm Beach County, FL, Public Improvement Revenue, 5.0%, 5/1/2038					1,430,000	1,456,770
Port Authority of New York & New Jersey, One Hundred Fiftieth Series:
4.5%, 9/15/2015					885,000	953,269
4.875%, 9/15/2017					315,000	330,841
Virgin Islands, Port Authority Marine Revenue, Series B, 5.08%, 9/1/2013 (d)					2,950,000	2,989,559

Total Municipal Bonds and Notes (Cost $16,445,908)						15,899,329
					Shares	Value ($)

Preferred Stock 0.0%
Financials
Ford Motor Credit Co., LLC, 7.375% (Cost $77,000)					3,500	63,490
Cash Equivalents 18.8%
Central Cash Management Fund, 0.19% (e) (Cost $73,693,051)					73,693,051	73,693,051
					% of Net Assets	Value ($)

Total Investment Portfolio (Cost $427,664,862) †					111.2	434,955,273
Other Assets and Liabilities, Net					(11.2)	(43,615,510)

Net Assets					100.0	391,339,763

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security. Issuer has defaulted on the payment of principal or interest or has filed for bankruptcy. The following table represents bonds that are in default:
Security	Coupon	Maturity Date	Principal Amount ($)		Acquisition Cost ($)	Value ($)
Pliant Corp.	11.85%	6/15/2009	5	USD	5	4
**

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of October 31, 2009.

***	Annualized yield at time of purchase; not a coupon rate.
†

The cost for federal income tax purposes was $428,435,945. At October 31, 2009, net unrealized appreciation for all securities based on tax cost was $6,519,328. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $17,050,981 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $10,531,653.

(a)	Principal amount stated in US dollars unless otherwise noted.
(b)	When-issued or delayed delivery security included.
(c)	At October 31, 2009, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(d)	Bond is insured by one of these companies:
Insurance Coverage						As a % of Total Investment Portfolio

Ambac Financial Group, Inc.	0.7
Financial Security Assurance, Inc.	0.9
Many insurers who have traditionally guaranteed payment of municipal issues have been downgraded by the major rating agencies.
(e)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FDIC: Federal Deposit Insurance Corp.
FSB: Federal Savings Bank
GDP: Gross Domestic Product

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, US persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At October 31, 2009, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

Australian Dollar Currency	12/14/2009	22	1,991,067	1,973,180	(17,887)
Euro Currency	12/14/2009	20	3,622,316	3,681,500	59,184
Federal Republic of Germany Euro-Bund	12/8/2009	31	5,546,230	5,561,221	14,991
Total net unrealized appreciation	56,288

At October 31, 2009, open futures contracts sold were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

2 Year US Treasury Note	12/31/2009	150	32,568,420	32,641,406	(72,986)
10 Year US Treasury Note	12/21/2009	50	5,984,265	5,930,469	53,796
British Pound Currency	12/14/2009	58	5,946,273	5,960,225	(13,952)
Total net unrealized depreciation	(33,142)

As of October 31, 2009, the Fund had the following open forward foreign currency exchange contracts:
Contracts to Deliver	In Exchange For	Settlement Date	Unrealized Appreciation ($)	Counterparty

EUR	250,000	USD	372,195	2/12/2010	4,432	Citigroup, Inc.
Contracts to Deliver	In Exchange For	Settlement Date	Unrealized Depreciation ($)	Counterparty

RUB	8,400,000	USD	279,538	2/12/2010	(2,058)	Citigroup, Inc.

Currency Abbreviations
EGP	Egyptian Pound	RUB	Russian Ruble
EUR	Euro	USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of October 31, 2009 in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income(f)
Corporate Bonds	$ —	$ 105,487,108	$ —	$ 105,487,108
Mortgage-Backed Securities Pass-Throughs	—	136,295,024	—	136,295,024
Asset-Backed	—	3,969,936	—	3,969,936
Commercial Mortgage-Backed Securities	—	20,959,895	—	20,959,895
Collateralized Mortgage Obligations	—	7,914,182	—	7,914,182
Government & Agency Obligations	—	66,733,847	173,803	66,907,650
Loan Participations and Assignments	—	1,203,626	—	1,203,626
Municipal Bonds and Notes	—	15,899,329	—	15,899,329
Preferred Stock	63,490	—	—	63,490
Short-Term Investments(f)	73,693,051	2,561,982	—	76,255,033
Derivatives(g)	23,146	4,432	—	27,578
Total	$ 73,779,687	$ 361,029,361	$ 173,803	$ 434,982,851

Liabilities
Derivatives(g)	$ —	$ (2,058)	$ —	$ (2,058)
Total	$ —	$ (2,058)	$ —	$ (2,058)
(f)	See Investment Portfolio for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency exchange contracts.

The following is a reconciliation of the Fund’s Level 3 investments for which significant unobservable inputs were used in determining value:

	Corporate Bonds	Government & Agency Obligations	Total
Balance as of January 31, 2009	$ 113,993	$ 512,689	$ 626,682
Realized gains (loss)	(5,371)	(70,825)	(76,196)
Change in unrealized appreciation (depreciation)	210,906	163,959	374,865
Amortization premium/ discount	—	—	—
Net purchases (sales)	(319,528)	(432,020)	(751,548)
Net transfers in (out) of Level 3	—	—	—
Balance as of October 31, 2009	$ —	$ 173,803	$ 173,803
Net change in unrealized appreciation (depreciation) from investments still held at October 31, 2009	$ —	$ 3,923	$ 3,923

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of October 31, 2009 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Forward Currency Contracts

Foreign Exchange Contracts	$ 27,345	$ 2,374
Interest Rate Contracts	$ (4,199)	$ —

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Core Plus Income Fund, a series of DWS Portfolio Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	December 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Core Plus Income Fund, a series of DWS Portfolio Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	December 21, 2009

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	December 21, 2009